Commitments and Contingencies	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies [Abstract]
Commitments and contingencies
23.	Commitments and contingencies

(a)	Purchase commitment for purchase of data

The Group has future minimum purchase commitment related to the purchase of data. As of December 31, 2025, the purchase commitment contracted for are analyzed as follows:

Year	(In thousands)
Less than one year	5,109
Two to five years	3,962
Total	9,071

(b)	Other commitments

The Group also has commitments including commitments for lease ancillary services fees. As of December 31, 2025, these commitments are analyzed as follows:

Year	(In thousands)
Less than one year	268
Two to five years	29
Total	297

(c)	Contingencies

In the ordinary course of business, the Group may be subject to legal proceedings regarding contractual and employment relationships and a variety of other matters. The Group records contingent liabilities resulting from such claims, when a loss is assessed to be probable and the amount of the loss is reasonably estimable. There were no material pending or threatened claims and litigation as of December 31, 2024 and 2025 and through the issuance date of the consolidated financial statements.